CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Capital contribution received from OPG	$ 3	$ 2